UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549


FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:  811-21576

Stock Dividend Fund, Inc.
(Exact name of registrant as specified in charter)

2820 Hanover     Dallas, Texas  75225
(Address of principal executive offices)

Laura S. Adams
2820 Hanover     Dallas, Texas 75225
(Name and address of agent for service)

Registrants telephone number, including area code:  866-819-3174

Date of fiscal year end:  December 31

Date of Reporting Period:  December 31, 2004






























Item 1.  Report to Shareholders.



STOCK DIVIDEND FUND, INC.










ANNUAL REPORT
DECEMBER 31, 2004









































Stock Dividend Fund, Inc.
2820 Hanover Avenue
Dallas, Texas 75225
1-866-819-3174



Dear shareholders of Stock Dividend Fund, Inc.,

The Fund began investment operations on December 27,2004 with a net asset value of 20.0834 ended the year December 31, 2004 with a Net Asset Value per share of $20.1868, after declaring and distributing a dividend of $0.0325 per share on December 31, 2004, for a total return of 0.68%.

As of the end of 2004, Laura S. Adams and her family own 100% of the shares of the Fund. We look forward to our first year of operation in 2005.


Sincerely,


Laura S. Adams
President
































STOCK DIVIDEND FUND, INC.
PERFORMANCE SUMMARY

The graph below represents the changes in value for an initial $10,000 investment in the Stock Dividend Fund from its inception(the beginning of investment operations), December 27, 2004 through December 31, 2004. These changes are then compared to a $10,000 investment in the S&P 500 Index for the same period. Returns shown include the reinvestment of all dividends. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.



                      Inception     Year End
                     (12/27/04)       2004
                      ---------     --------
Stock Dividend Fund    $10,000      $10,068
S&P 500 Index          $10,000      $10,015





$12,000|                             # = Stock Dividend Fund
$11,000|                             * = S&P 500 Index
$10,000|     #  *         #  *
$ 9,000|__________________________________________________
          (Inception)      2004
          12/27/2004





                    5 Day
                    Return Since Inception
                    On December 27, 2004
                    ------
Stock Dividend Fund  0.68%
S&P 500 Index        0.15%













See accompanying notes to these financial statements.

STOCK DIVIDEND FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004


ASSETS
   Investment securities, at
          fair value(cost $500,896)          $    504,100
                                              -----------
              Total assets                        504,100
                                              -----------

LABILITIES
   Advisory fees payable                               86
                                              -----------
              Total liabilities                        86
                                              -----------

NET ASSETS -
 (Equivalent to $20.19 per
  share based on 24,967 shares
   of common stock issued and outstanding;
   100,000,000 shares authorized,
   $0.001 par value                          $    504,014

============

NET ASSETS CONSIST OF
  Common stock				         $     25
  Paid-in capital                                 500,785
  Net unrealized appreciation
  of investments                                    3,204

------------
Net assets                                   $    504,014
                                             ============



















See accompanying notes to these financial statements.

STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004


DESCRIPTION                                SHARES           VALUE
-----------                                ------       ------------

COMMON STOCKS - 97.60%

Capital Goods - 6.77%
   Alcoa                                      536       $     16,841
   Paccar                                     215             17,303
                                                            --------
                                                              34,144
Consumer Discretionary - 17.06%				--------
   Cendant                                    750             17,535
   General Motors                             425             17,025
   H&R Block                                  349             17,101
   May Dept. Stores                           591             17,376
   Whirlpool                                  245             16,957
                                                            --------
                                                              85,994
Consumer Staples - 16.75%				--------
   Cadbury Schweppes                          453             17,078
   Deluxe Corp                                445             16,612
   Altria                                     279             17,046
   Sara Lee                                   705             17,019
   Universal Corp                             348             16,648
                                                            --------
                                                              84,403
Energy - 6.72%						--------
   Conoco/Phillips                            194             16,845
   Marathon Oil                               453             17,038
                                                            --------
                                                              33,883
Financial - 23.41%					--------
   Citigroup                                  346             16,670
   First Horizon                              393             16,942
   Fannie Mae                                 240             17,090
   J.P. Morgan                                431             16,813
   North Fork Bancorp                         576             16,618
   St. Paul Travelers                         457             16,941
   Washington Mutual                          400             16,912
                                                            --------
                                                             117,986
Healthcare/Pharmaceutical - 6.73%			--------
   Pfizer                                     640             17,210
   Merck                                      520             16,713
                                                            --------
                                                              33,923
							--------




- Continued -

STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS, continued
DECEMBER 31, 2004


DESCRIPTION                                SHARES           VALUE
-----------                                ------       ------------

Utilities - 20.16%
   DTE Energy                                 392       $     16,906
   NiSource                                   755             17,199
   Progress Energy                            371             16,784
   Scottish Power                             548             17,076
   Sempra Energy                              456             16,726
   Texas Utilities                            262             16,915
                                                            --------
                                                             101,606
                                                            --------

   Total common stocks (cost $488,735)                       491,939
							--------
SHORT-TERM INVESTMENTS - 2.41%
   Schwab Value Advantage Money Fund
Bears interest at 1.5%			  12,161            12,161
                                                            --------

   Total short-term investments (cost $12,161)                12,161
                                                            --------

Total investment securities - 100.00% (cost $500,896)        504,100

Other assets less liabilities - 0.00%                           (86)
                                                            --------

Net assets - 100.00%                                   $     504,014
                                                        ============



















See accompanying notes to these financial statements.

STOCK DIVIDEND FUND, INC.
STATEMENT OF OPERATIONS
FOR THE PERIOD FROM APRIL 6, 2004(inception) THROUGH DECEMBER 31, 2004



INVESTMENT INCOME:
   Dividends                                             $          0
   Interest                                                       896
                                                         ------------
          Total investment income                                 896

EXPENSES -
   Advisory fees                                                   86
                                                                 ----

          Net investment income                                   810
   ------------

GAINS ON INVESTMENTS -
   Net change in unrealized appreciation of securities          3,204
                                                         ------------
        Net unrealized gain on investments    		        3,204
------------

   Net increase in net assets resulting from operations  $      4,014
                                                         ============




























See accompanying notes to these financial statements.

STOCK DIVIDEND FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM APRIL 6, 2004(inception) THROUGH DECEMBER 31, 2004




INCREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income                                   $        810
   Net change in unrealized appreciation
of securities  			                              3,204
          						------------
      Net increase in net assets
  resulting from operations                                 4,014


DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income                                          (810)
                                                           ------------
         Total Distributions                                      (810)

CAPITAL SHARE TRANSACTIONS                                      500,810
                                                           ------------

TOTAL INCREASE IN NET ASSETS                                    504,014

NET ASSETS, beginning of period                                       0
                                                           ------------

NET ASSETS, end of period                                  $    504,014
                                                           ============
























See accompanying notes to these financial statements.


STOCK DIVIDEND FUND, INC.
FINANCIAL HIGHLIGHTS


PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH
PERIOD

                                                     PERIOD ENDED
                                                     December 31,
  2004(a)
                                                     ------------
Net asset value,
  beginning of period                                $   20.08
                                                     ---------
Income from investment
operations:
  Net investment income                                   0.03
  Net unrealized gains on investments 			    0.11

                                                     ---------
Total income from
  investment operations					 0.14

Less distributions from net
  investment income                                      (0.03)
                                                     ---------

Net asset value,
  end of period                                      $   20.19
                                                     =========

Total Return                                              0.68% (d)

Net assets, end of period                            $ 504,014

Ratio of expenses to                                      1.25%(b)
average monthly net assets (c)

Ratio of net investment income                           11.73%(b)
to average monthly net assets

Portfolio turnover rate                                   0.00%


(a) Calculation of per share data and ratios represents the period from December 27, 2004 (date investment operations commenced) through December 31, 2004.
(b) Per share data has been annualized using the average number of shares outstanding.
(c) The Fund's actual expenses are calculated daily at 0.85% of net asset value (NAV).
(d) Total return has not been annualized.



See accompanying notes to these financial statements.

STOCK DIVIDEND FUND, INC.
NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION

Stock Dividend Fund, Inc. (the "Fund") was incorporated in the State of Texas on April 06, 2004 and is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The investment objective of the Fund is to achieve growth and income by investing primarily in dividend paying common stocks. The Fund had no operations until June 11, 2004, when it sold 7,500 shares of its common stock to its original shareholder, Mrs. Laura S. Adams. Investment operations commenced on December 27, 2004. The effective date of the Fund's registration with the SEC was November 29, 2004.

2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Security Valuation
Securities listed on a national securities exchange or in the over-the-counter market are valued at the last quoted sales price on the day of valuation, or if no quoted sales price was reported on that date, the last quoted bid price. Short-term investments are valued at cost which approximates fair value. Securities for which quotations are not readily available are valued at their estimated fair value as determined in good faith by the Fund's Board of Directors.

Securities Transactions and Investment Income
Securities transactions are recorded on a trade-date basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Realized gains and losses are determined on a specific identification basis of the securities sold. Unrealized gains and losses resulting from the appreciation and depreciation of securities carrying values are included in the statements of operations.

Distribution of Income and Gains
The Fund declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.




STOCK DIVIDEND FUND, INC.
NOTES TO FINANCIAL STATEMENTS


2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Income Taxes
The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income, including any realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

Net investment income (loss), net realized gains (losses) and the cost of investments in securities may differ for financial statement and income tax purposes. The character of distributions from net investment income or net realized gains may differ from their ultimate characterization for income tax purposes. At December 31, 2004, there were no material differences. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

3. CAPITAL SHARE TRANSACTIONS
Capital Share transactions in the Fund's $0.001 par value common stock were as follows:

                          Period from
       April 6, 2004 (inception)
                     through December 31, 2004
                       -------------------
                       Shares       Amount
Shares sold            24,927     $500,000
Shares issued in
  reinvestment of
  dividends	             40          810
                       ------     --------
Net increase 		   24,967      500,810

Beginning of period     	  0            0
                       ------     --------
End of period          24,967     $500,810
				   ======	  ========
4. INVESTMENT TRANSACTIONS
The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, aggregated $488,735 and $0, respectively, for the period ended December 31, 2004. The aggregate cost of investment securities for federal income tax purposes was $488,735 as of December 31, 2004.

As of December 31, 2004, the aggregate unrealized appreciation and depreciation of investment securities was as follows:

Unrealized appreciation
$
4,305
Unrealized depreciation

(1,101)
Net unrealized appreciation
$
3,204


STOCK DIVIDEND FUND, INC.
NOTES TO FINANCIAL STATEMENTS

5. DISTRIBUTION TO SHAREHOLDERS
On December 31, 2004 a distribution of $0.03 per share aggregating $810 was paid to the shareholders of record on that date from net investment income.

6. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund and the Advisor are under common control and the existence of that control creates operating results and financial position significantly different than if they were autonomous.

The Fund has entered into an agreement with Adams Asset Advisors, LLC (the "Advisor") to provide investment advisory services to the Fund. Laura S. Adams is the managing member of the Advisor and is an officer, director and shareholder of the Fund. Under the terms of the agreement, the Fund will pay the Advisor a monthly fee at the annual rate of 0.85% of the Fund's average daily net assets. The fee is computed daily and payable monthly. The Advisor has contractually agreed to pay all operating expenses of the Fund, except brokerage fees and commissions, interest, taxes and extraordinary expenses. As of December 31, 2004, Laura S. Adams and her family owned 100% of the common stock of the Fund.

The Advisor acts as the transfer agent for the Fund.






Report of Independent Registered Public Accounting Firm

To the Shareholders and
Board of Directors of
Stock Dividend Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Stock Dividend Fund, Inc., including the schedule of investments, as of December 31, 2004, and the related statement of operations for the period from April 6, 2004 (inception) through December 31, 2004, the statement of changes in net assets for the period from April 6, 2004 (inception) through December 31, 2004, and the financial highlights for the period from December 27, 2004 (date investment operations commenced) through December 31, 2004. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States of America). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Stock Dividend Fund, Inc. as of December 31, 2004, the results of its operations for the period from April 6, 2004 (inception) through December 31, 2004, the changes in its net assets for the period from April 6, 2004 (inception) through December 31, 2004, and the financial highlights for the period from December 27, 2004 through December 31, 2004, in conformity with accounting principles generally accepted in the United States of America.

Helin, Donovan, Trubee & Wilkinson, LLP

/s/ Helin, Donovan, Trubee & Wilkinson, LLP

Austin, Texas
February 7, 2005




Item 2.  Code of Ethics.

Pursuant to the requirements of Section 406 and 407 of the Sarbanes-Oxley Act of 2002, Stock Dividend Fund, (the "Fund"), hereby adopts the following Code of Ethics, which applies to the Fund's principal executive, financial, and accounting officers or persons performing similar functions regardless of whether these individuals are employed by the Fund or a third party, and is designed to deter wrongdoing and to promote:

a) Honest and ethical conduct, including the ethical handling of actual and apparent conflicts of interest between personal and professional relationships;
b) Full, fair, accurate, timely and understandable disclosure in reports and documents that the Fund files with, or submits to, the Securities and Exchange Commission and in all public communications.
c) Compliance with all applicable governmental laws, rules and regulations;
d) Prompt internal reporting of violations of the code, should any occur, to any of the principal officers of the Fund and all appropriate persons identified in the code; and
e) The principal executive officer of the Fund will be held accountable for adherence to the code as presented above.


Item 3.  Audit Committee Financial Expert.

The Fund has assets of under $2 million and no specific audit committee and no audit committee financial expert. The Board of Directors of the Fund, which consists of independent directors that control over 2/3 of the Board, oversee and review all Fund reports and activities of the President of the Fund. At this time, the Fund believes there is adequate supervision over accounting procedures, practices and reporting.

Item 4.  Principal Accountant fees and services.

	The Fund does its own accounting subject to audit and review procedures by Helin, Donovan, Trubee and Wilkinson, LLP. The Advisor, as part of the management fee paid by the Fund, is contractually obligated to pay all expenses of the Fund, including all audit and audit related fees, tax fees, and all other fees incurred. Therefore, there is no audit expense incurred or paid by the Fund for these services.


Item 5.  Audit Committee of listed Registrants.

Not applicable to open-end investment companies.


Item 6.  Schedule of Investments

	Included under Item 1 above.


Item 7. Disclosure of proxy voting policies and procedures for closed-end management Investment companies.

(Not applicable)


Item 8.  Purchases of Equity Securities by Closed-End Management
Investment Companies

Not applicable to open-end investment companies.


Item 9.  Submission of Matters to a Vote of Securities Holders

	None


Item 10.  Controls and Procedures

a) The Fund's president has concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.


Item 11.  Exhibits.

a) Code of Ethics-Filed under Item 2, Code of Ethics above.
b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002- Attached
c) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002- Attached


Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized,

Stock Dividend Fund

By /s/ Laura S. Adams
---------------------
Laura S. Adams
President
Principal Executive Officer and Principal Financial Officer

Date 2/18/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stock Dividend Fund

By /s/ Laura S. Adams
---------------------
Laura S. Adams
President
Principal Executive Officer and Principal Financial Officer

Date 2/18/05